Related Party Transactions (Details) - Schedule of rent payments expenses - Board of Directors Chairman [Member] - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Related Party Transactions (Details) - Schedule of rent payments expenses [Line Items]
Rent Payments	$ 987,250	$ 987,250
Rent Expense	1,870,438	1,867,875
Jamaica Avenue at 169th Street [Member]
Related Party Transactions (Details) - Schedule of rent payments expenses [Line Items]
Rent Payments	624,994	624,994
Rent Expense	1,517,437	1,517,437
504-506 Fulton Street [Member]
Related Party Transactions (Details) - Schedule of rent payments expenses [Line Items]
Rent Payments	362,256	362,256
Rent Expense	$ 353,001	$ 350,438